Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended
	Nov. 30, 2024	Nov. 30, 2023
Revenue from the sale of mining equipment	$ 717,147	$ 169,721
Revenue from hosting	0	11,864
Revenue from self-mining	483,683	329,723
Total revenue	1,200,830	511,308
Gross profit	120,205	104,082
Operating expenses:
General and administrative expenses	82,322	68,398
Depreciation	130,625	222,530
Professional fees	103,400	75,860
Related party compensation	773,093	349,174
Change in the fair value of cryptocurrency	(85,216)	0
Total operating expenses	1,004,224	715,962
Loss from operations	(884,018)	(611,880)
Other income (expense)
Interest expense	(68,435)	(99,420)
Loss on the extinguishment of debt	(23,003)	(37,537)
Loss on investment	0	(43,214)
Change in derivative liability	0	(152,612)
Interest income	718	14,793
Other (expense), net	(90,720)	(317,990)
Net loss	(974,738)	(929,870)
Deemed dividend on Series A Preferred Stock	(2,960,648)	0
Net loss attributable to common stockholders	$ (3,935,386)	$ (929,870)
Basic (loss) per common share	$ (0.08)	$ (0.02)
Diluted (loss) per common share	$ (0.08)	$ (0.02)
Weighted-average number of common shares outstanding: Basic	47,422,058	49,748,705
Weighted-average number of common shares outstanding: Diluted	47,422,058	49,748,705
Sale of Mining Equipment [Member]
Cost of revenue	$ 670,000	$ 180,891
Self Mining [Member]
Cost of revenue	410,625	222,942
Hosting Services [Member]
Cost of revenue	$ 0	$ 3,393